Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	$ 7,649	$ 5,504
Current financial receivables	427	862
Joint venture receivables	478	592
Equity accounted investments and other related party receivables	6	116
Total financial trade and other receivables	8,560	7,074
Non-financial trade and other receivables	865	765
Trade and other receivables	$ 9,425	$ 7,839